Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Loans and Borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Loans and Borrowings (Details) [Line Items]
Total loans and borrowings	€ 33,625
current	24,401
Non-current	9,224
Convertible note [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Loans and Borrowings (Details) [Line Items]
Total loans and borrowings	28,199
current	18,975
Non-current	9,224
Shareholder loans [Member]
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Loans and Borrowings (Details) [Line Items]
Total loans and borrowings	5,426
current	€ 5,426